Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals/ Impairment	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329

The above balances as of December 31, 2022 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	667,959	(155,063)	512,896
Disposals/ Impairment	(130,683)	17,177	(113,506)
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$—	$—	$—
Additions/ (Depreciation)	534,247	(8,878)	525,369
Disposals	—	—	—
Balance December 31, 2022	$534,247	$(8,878)	$525,369